Goodwill and Intangible Assets, Finite-lived intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 202.0	$ 161.5
Finite-Lived Intangible Assets, Accumulated Amortization	(25.3)	(13.2)
Finite-lived intangible assets	176.7	148.3
Future Amortization Expense, Year One	12.8
Future Amortization Expense, Year Two	12.0
Future Amortization Expense, Year Three	11.8
Future Amortization Expense, Year Four	10.4
Future Amortization Expense, Year Five	9.9
FMC Agricultural Solutions [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	112.2
FMC Health and Nutrition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	53.9
FMC Minerals [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1.2
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	19 years
Finite-Lived Intangible Assets, Gross	131.4	102.0
Finite-Lived Intangible Assets, Accumulated Amortization	(8.6)	(2.2)
Finite-lived intangible assets	122.8	99.8
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13 years
Finite-Lived Intangible Assets, Gross	0.6	0.6
Finite-Lived Intangible Assets, Accumulated Amortization	(0.2)	(0.1)
Finite-lived intangible assets	0.4	0.5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	4 years
Finite-Lived Intangible Assets, Gross	1.5	0.2
Finite-Lived Intangible Assets, Accumulated Amortization	(0.2)	0
Finite-lived intangible assets	1.3	0.2
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	12 years
Finite-Lived Intangible Assets, Gross	63.6	54.6
Finite-Lived Intangible Assets, Accumulated Amortization	(14.4)	(9.9)
Finite-lived intangible assets	49.2	44.7
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13 years
Finite-Lived Intangible Assets, Gross	4.9	4.1
Finite-Lived Intangible Assets, Accumulated Amortization	(1.9)	(1.0)
Finite-lived intangible assets	$ 3.0	$ 3.1